Concentrations (Details) - Customer Concentration Risk [Member]	Jun. 30, 2021
Net revenues [Member]
Concentrations (Details) [Line Items]
Concentration risk, percentage	10.00%
Accounts Receivable [Member]
Concentrations (Details) [Line Items]
Concentration risk, percentage	10.00%